COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
We insure the legal liability risks for our shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. We are subject to calls payable to the associations based on our claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

To the best of our knowledge, there are no legal or arbitration proceedings existing or pending which have had or may have significant effects on our financial position or profitability and no such proceedings are pending or known to be contemplated.

As of December 31, 2021, we have seven vessels held under finance lease and four vessels held under operating lease. Refer to Note 11, "Operating Leases", and Note 19, "Finance Leases", for additional information.
We sold eight vessels to SFL in 2015 and leased them back on charters for an initial period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day.

As of December 31, 2021, the Company had seven vessels under construction and outstanding contractual commitments of $201.7 million due by the first quarter of 2024.

With reference to Note 21, "Equity Method Investments", and the joint venture company between us, Frontline and companies in the Trafigura Group, we issued a $20 million guarantee in respect of the performance of our subsidiaries under a bunker supply arrangement with the joint venture. As of December 31, 2021, there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura and becomes payable, we shall pay an amount equal to its equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as of December 31, 2021.